CONDENSED BALANCE SHEET - USD ($)	Jun. 30, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 381,644	$ 633,266
Prepaid assets	696,434	897,754
Total current assets	1,078,078	1,531,020
Deferred tax asset	0	26,273
Investments and cash held in Trust Account	345,030,934	345,008,625
Total assets	346,109,012	346,565,918
Current liabilities:
Accrued expenses, formation and offering costs	3,632,513	475,462
Related party note	1,100,000	0
State franchise tax accrual	77,923	55,241
Total current liabilities	72,796,936	18,690,703
Deferred underwriting compensation	12,075,000	12,075,000
Total liabilities	84,871,936	30,765,703
Commitments and contingencies
Class A subject to possible redemption, 34,500,000 shares at December 31, 2020 (at redemption value of $10 per share)	345,000,000	345,000,000
Stockholders' equity (deficit):
Preferred stock, $0.0001 par value; 1,000,000 shares authorized, none issued or outstanding
Additional paid-in-capital	0	0
Accumulated deficit	(83,763,787)	(29,200,648)
Total stockholders' equity (deficit)	(83,762,924)	(29,199,785)
Total liabilities and stockholders' equity (deficit)	346,109,012	346,565,918
Class A Common Stock
Stockholders' equity (deficit):
Common stock value	0	0
Class F Common Stock
Stockholders' equity (deficit):
Common stock value	863	863
Total stockholders' equity (deficit)	863	863
Public Warrants
Current liabilities:
Warrants derivative liability	41,331,000	11,040,000
Private Warrants
Current liabilities:
Warrants derivative liability	$ 26,655,500	$ 7,120,000